BANK BORROWINGS - Principal repayment schedule of bank borrowings (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
BANK BORROWINGS
2024	¥ 12,000
2025	565,000
2026	65,000
2027	110,000
2028	¥ 112,133